INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, amortization expense	$ 42,188	$ 42,191	$ 126,564	$ 126,566	$ 168,754	$ 168,750
Identified definite lived assets, impairment loss	$ 0	$ 0	$ 0	$ 0